PSMI1-1-199 PSMI1-1-199x


                         Chase Vista Money Market Funds

                        Supplement Dated October 19, 1999
                           Institutional Shares Class-
                       Prospectus Dated December 29, 1998
In "The Funds Investment Adviser" section on page 32 of the prospectus, with regards to the last paragraph:

Chase Bank of Texas no longer acts as sub-adviser to the Cash Management Fund and the Tax Free Money Market Fund. These Funds no longer have a sub-adviser.

























                                                                   SPMI3-36-1099